Segmented Information - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Operating revenues, net of royalties	$ 49,092	$ 58,336
Non-Current Assets	74,646	70,001
Canada
Segmented Information
Operating revenues, net of royalties	41,948	49,169
Non-Current Assets	71,438	66,346
United States
Segmented Information
Operating revenues, net of royalties	6,447	7,544
Non-Current Assets	2,624	2,629
Other foreign
Segmented Information
Operating revenues, net of royalties	697	1,623
Non-Current Assets	$ 584	$ 1,026